Distribution Date:	10/20/25	BANK5 2023-5YR1
Determination Date:	10/14/25
Next Distribution Date:	11/18/25
Record Date:	09/30/25	Commercial Mortgage Pass-Through Certificates
Series 2023-5YR1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		A.J. Sfarra		cmbsnotices@wellsfargo.com
Certificate Interest Reconciliation Detail	4		30 Hudson Yards, 15th Floor | New York, NY 10001 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	5
			Attention: CMBS Servicing		trimont.commercial.servicing@cms.trimont.com
Exchangeable Certificate Factor Detail	6
			550 S. Tryon Street, Suite 2400 | Charlotte, NC 28202 | United States
Additional Information	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Cash Flows	8		Attention: Brian Hanson	(202) 715-9500
Bond / Collateral Reconciliation - Balances	9		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Current Mortgage Loan and Property Stratification	10-14	Trustee	Computershare Trust Company, N.A.
Mortgage Loan Detail (Part 1)	15-16		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Mortgage Loan Detail (Part 2)	17-18		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Operating Advisor & Asset	Pentalpha Surveillance LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Attention: BANK5 2023-5YR1 Transaction Manager		notices@pentalphasurveillance.com
			501 John James Audubon Parkway, Suite 401 | Amherst, NY 14228 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	06644EAA6	5.845000%	8,265,000.00	4,363,212.29	4,363,212.29	21,252.48	182,123.21	0.00	4,566,587.98	0.00	0.00%	30.00%
A-2	06644EAB4	5.779000%	159,200,000.00	159,200,000.00	72,998,937.04	766,680.67	2,958,879.92	0.00	76,724,497.63	86,201,062.96	32.73%	30.00%
A-3	06644EAG3	6.260000%	514,785,000.00	514,785,000.00	0.00	2,685,461.75	0.00	0.00	2,685,461.75	514,785,000.00	32.73%	30.00%
A-S	06644EAM0	6.409369%	112,084,000.00	112,084,000.00	0.00	598,656.45	0.00	0.00	598,656.45	112,084,000.00	20.18%	18.50%
B	06644EBZ0	6.409369%	43,859,000.00	43,859,000.00	0.00	234,257.10	0.00	0.00	234,257.10	43,859,000.00	15.27%	14.00%
C	06644EAW8	6.409369%	40,204,000.00	40,204,000.00	0.00	214,735.23	0.00	0.00	214,735.23	40,204,000.00	10.77%	9.88%
D	06644EBM9	4.000000%	23,148,000.00	23,148,000.00	0.00	77,160.00	0.00	0.00	77,160.00	23,148,000.00	8.18%	7.50%
E	06644EBP2	4.000000%	9,747,000.00	9,747,000.00	0.00	32,490.00	0.00	0.00	32,490.00	9,747,000.00	7.09%	6.50%
F	06644EBR8	4.539000%	18,274,000.00	18,274,000.00	0.00	69,121.40	0.00	0.00	69,121.40	18,274,000.00	5.05%	4.63%
G	06644EBT4	4.539000%	12,183,000.00	12,183,000.00	0.00	46,082.20	0.00	0.00	46,082.20	12,183,000.00	3.68%	3.38%
H*	06644EBV9	4.539000%	32,894,967.00	32,894,967.00	0.00	124,425.22	0.00	0.00	124,425.22	32,894,967.00	0.00%	0.00%
RR Interest	BCC39BQM4	6.409369%	51,297,050.93	51,091,693.68	4,071,692.07	272,887.94	172,189.66	0.00	4,516,769.67	47,020,001.61	0.00%	0.00%
R	06644EBX5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,025,941,017.93	1,021,833,872.97	81,433,841.40	5,143,210.44	3,313,192.79	0.00	89,890,244.63	940,400,031.57

X-A	06644EBB3	0.264923%	682,250,000.00	678,348,212.29	0.00	149,758.55	130,600.36	0.00	280,358.91	600,986,062.96
X-D	06644EBD9	2.409369%	32,895,000.00	32,895,000.00	0.00	66,046.83	0.00	0.00	66,046.83	32,895,000.00
X-F	06644EBF4	1.870369%	18,274,000.00	18,274,000.00	0.00	28,482.61	0.00	0.00	28,482.61	18,274,000.00
X-G	06644EBH0	1.870369%	12,183,000.00	12,183,000.00	0.00	18,988.92	0.00	0.00	18,988.92	12,183,000.00
X-H	06644EBK3	1.870369%	32,894,967.00	32,894,967.00	0.00	51,271.44	0.00	0.00	51,271.44	32,894,967.00
Notional SubTotal			778,496,967.00	774,595,179.29	0.00	314,548.35	130,600.36	0.00	445,148.71	697,233,029.96

Deal Distribution Total					81,433,841.40	5,457,758.79	3,443,793.15	0.00	90,335,393.34

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	06644EAA6	527.91437266	527.91437266	2.57138294	0.00000000	0.00000000	22.03547610	0.00000000	552.52123170	0.00000000
A-2	06644EAB4	1,000.00000000	458.53603668	4.81583335	0.00000000	0.00000000	18.58592915	0.00000000	481.93779918	541.46396332
A-3	06644EAG3	1,000.00000000	0.00000000	5.21666667	0.00000000	0.00000000	0.00000000	0.00000000	5.21666667	1,000.00000000
A-S	06644EAM0	1,000.00000000	0.00000000	5.34114102	0.00000000	0.00000000	0.00000000	0.00000000	5.34114102	1,000.00000000
B	06644EBZ0	1,000.00000000	0.00000000	5.34114093	0.00000000	0.00000000	0.00000000	0.00000000	5.34114093	1,000.00000000
C	06644EAW8	1,000.00000000	0.00000000	5.34114093	0.00000000	0.00000000	0.00000000	0.00000000	5.34114093	1,000.00000000
D	06644EBM9	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
E	06644EBP2	1,000.00000000	0.00000000	3.33333333	0.00000000	0.00000000	0.00000000	0.00000000	3.33333333	1,000.00000000
F	06644EBR8	1,000.00000000	0.00000000	3.78249973	0.00000000	0.00000000	0.00000000	0.00000000	3.78249973	1,000.00000000
G	06644EBT4	1,000.00000000	0.00000000	3.78250021	0.00000000	0.00000000	0.00000000	0.00000000	3.78250021	1,000.00000000
H	06644EBV9	1,000.00000000	0.00000000	3.78250022	0.00000000	0.00061134	0.00000000	0.00000000	3.78250022	1,000.00000000
RR Interest	BCC39BQM4	995.99670456	79.37477879	5.31975884	0.00000000	0.00002183	3.35671655	0.00000000	88.05125418	916.62192577
R	06644EBX5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	06644EBB3	994.28100006	0.00000000	0.21950685	0.00000000	0.00000000	0.19142596	0.00000000	0.41093281	880.88832973
X-D	06644EBD9	1,000.00000000	0.00000000	2.00780757	0.00000000	0.00000000	0.00000000	0.00000000	2.00780757	1,000.00000000
X-F	06644EBF4	1,000.00000000	0.00000000	1.55864124	0.00000000	0.00000000	0.00000000	0.00000000	1.55864124	1,000.00000000
X-G	06644EBH0	1,000.00000000	0.00000000	1.55864073	0.00000000	0.00000000	0.00000000	0.00000000	1.55864073	1,000.00000000
X-H	06644EBK3	1,000.00000000	0.00000000	1.55864087	0.00000000	0.00000000	0.00000000	0.00000000	1.55864087	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/25 - 09/30/25	30	0.00	21,252.48	0.00	21,252.48	0.00	0.00	0.00	21,252.48	0.00
A-2	09/01/25 - 09/30/25	30	0.00	766,680.67	0.00	766,680.67	0.00	0.00	0.00	766,680.67	0.00
A-3	09/01/25 - 09/30/25	30	0.00	2,685,461.75	0.00	2,685,461.75	0.00	0.00	0.00	2,685,461.75	0.00
X-A	09/01/25 - 09/30/25	30	0.00	149,758.56	0.00	149,758.56	0.00	0.00	0.00	149,758.55	0.00
X-D	09/01/25 - 09/30/25	30	0.00	66,046.83	0.00	66,046.83	0.00	0.00	0.00	66,046.83	0.00
X-F	09/01/25 - 09/30/25	30	0.00	28,482.61	0.00	28,482.61	0.00	0.00	0.00	28,482.61	0.00
X-G	09/01/25 - 09/30/25	30	0.00	18,988.92	0.00	18,988.92	0.00	0.00	0.00	18,988.92	0.00
X-H	09/01/25 - 09/30/25	30	0.00	51,271.44	0.00	51,271.44	0.00	0.00	0.00	51,271.44	0.00
A-S	09/01/25 - 09/30/25	30	0.00	598,656.45	0.00	598,656.45	0.00	0.00	0.00	598,656.45	0.00
B	09/01/25 - 09/30/25	30	0.00	234,257.10	0.00	234,257.10	0.00	0.00	0.00	234,257.10	0.00
C	09/01/25 - 09/30/25	30	0.00	214,735.23	0.00	214,735.23	0.00	0.00	0.00	214,735.23	0.00
D	09/01/25 - 09/30/25	30	0.00	77,160.00	0.00	77,160.00	0.00	0.00	0.00	77,160.00	0.00
E	09/01/25 - 09/30/25	30	0.00	32,490.00	0.00	32,490.00	0.00	0.00	0.00	32,490.00	0.00
F	09/01/25 - 09/30/25	30	0.00	69,121.40	0.00	69,121.40	0.00	0.00	0.00	69,121.40	0.00
G	09/01/25 - 09/30/25	30	0.00	46,082.20	0.00	46,082.20	0.00	0.00	0.00	46,082.20	0.00
H	09/01/25 - 09/30/25	30	20.04	124,425.21	0.00	124,425.21	0.00	0.00	0.00	124,425.22	20.11
RR Interest	09/01/25 - 09/30/25	30	1.11	272,887.94	0.00	272,887.94	0.00	0.00	0.00	272,887.94	1.12
Totals			21.15	5,457,758.79	0.00	5,457,758.79	0.00	0.00	0.00	5,457,758.79	21.23

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-2 (EC)	N/A	5.779000%	159,200,000.00	159,200,000.00	72,998,937.04	766,680.67	2,958,879.92	0.00	76,724,497.63	86,201,062.96
A-2-1	06644EAC2	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-2	06644EAD0	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X1	06644EAE8	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2-X2	06644EAF5	N/A	159,200,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3 (EC)	N/A	6.260000%	514,785,000.00	514,785,000.00	0.00	2,685,461.75	0.00	0.00	2,685,461.75	514,785,000.00
A-3-1	06644EAH1	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	06644EAJ7	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	06644EAK4	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	06644EAL2	N/A	514,785,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.409369%	112,084,000.00	112,084,000.00	0.00	598,656.45	0.00	0.00	598,656.45	112,084,000.00
A-S-1	06644EAN8	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	06644EAP3	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	06644EAQ1	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	06644EAR9	N/A	112,084,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	6.409369%	43,859,000.00	43,859,000.00	0.00	234,257.10	0.00	0.00	234,257.10	43,859,000.00
B-1	06644EAS7	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	06644EAT5	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	06644EAU2	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	06644EAV0	N/A	43,859,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (EC)	N/A	6.409369%	40,204,000.00	40,204,000.00	0.00	214,735.23	0.00	0.00	214,735.23	40,204,000.00
C-1	06644EAX6	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	06644EAY4	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	06644EAZ1	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	06644EBA5	N/A	40,204,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			4,350,660,000.00	870,132,000.00	72,998,937.04	4,499,791.20	2,958,879.92	0.00	80,457,608.16	797,133,062.96

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-2-1	06644EAC2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-2	06644EAD0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-1	06644EAH1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	06644EAJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	06644EAN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	06644EAP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	06644EAS7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	06644EAT5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	06644EAX6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	06644EAY4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-2-X1	06644EAE8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2-X2	06644EAF5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X1	06644EAK4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	06644EAL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	06644EAQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	06644EAR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	06644EAU2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	06644EAV0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	06644EAZ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	06644EBA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information

Total Available Distribution Amount (1)	90,335,393.34
Non-Retained Certificate Available Funds	82,547,040.31
Retained Certificate Available Funds	4,344,581.07
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,472,619.39	Master Servicing Fee	5,595.97
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,595.63
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	425.76
ARD Interest	0.00	Operating Advisor Fee	987.77
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	255.46
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,472,619.39	Total Fees	14,860.59

Principal		Expenses/Reimbursements
Scheduled Principal	183,842.40	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	81,249,999.00	Special Servicing Fees (Monthly)	0.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	81,433,841.40	Total Expenses/Reimbursements	0.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	3,443,793.15	Interest Distribution	5,457,758.79
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	81,433,841.40
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	3,443,793.15
		Borrower Option Extension Fees	0.00
Total Other Collected	3,443,793.15	Total Payments to Certificateholders and Others	90,335,393.34
Total Funds Collected	90,350,253.94	Total Funds Distributed	90,350,253.93

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,021,833,873.51	1,021,833,873.51	Beginning Certificate Balance	1,021,833,872.97
(-) Scheduled Principal Collections	183,842.40	183,842.40	(-) Principal Distributions	81,433,841.40
(-) Unscheduled Principal Collections	81,249,999.00	81,249,999.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	940,400,032.11	940,400,032.11	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,021,833,873.51	1,021,833,873.51	Ending Certificate Balance	940,400,031.57
Ending Actual Collateral Balance	940,400,032.11	940,400,032.11

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.54)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.54)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	6.41%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$4,000,000 or less	1	3,153,000.00	0.34%	30	5.8300	2.351300	1.319 or less	2	42,300,000.00	4.50%	29	6.9433	0.840667
$4,000,001 to $5,000,000	1	4,500,000.00	0.48%	30	7.2100	1.521500	1.32 to 1.40	4	170,199,540.87	18.10%	27	6.7090	1.385644
$5,000,001 to $7000000	1	6,336,857.53	0.67%	29	6.9100	1.642100	1.41 to 1.50	2	44,206,017.89	4.70%	27	7.1394	1.477311
$7,000,001 to $9,000,000	1	8,771,238.41	0.93%	26	7.3570	1.610500	1.51 to 1.60	4	76,555,688.70	8.14%	29	6.8113	1.532430
$9,000,001 to $20,000,000	7	111,912,807.06	11.90%	28	6.7985	1.641168	1.61 to 1.70	3	80,108,095.94	8.52%	29	7.7419	1.639776
$20,000,001 to $30,000,000	7	179,348,440.40	19.07%	28	6.3820	1.809494	1.71 to 1.80	2	109,055,688.71	11.60%	29	6.7564	1.736591
$30,000,001 to $50,000,000	8	366,077,688.71	38.93%	28	5.9973	2.057391	1.81 to 1.90	0	0.00	0.00%	0	0.0000	0.000000
$50,000,001 to $70,000,000	4	260,300,000.00	27.68%	28	7.0245	1.536631	1.91 to 2.00	2	85,950,000.00	9.14%	26	5.4007	1.982397
$70,000,001 to $90,000,000	0	0.00	0.00%	0	0.0000	0.000000	2.01 to 2.25	7	251,372,000.00	26.73%	28	6.0358	2.149031
$90,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	2.26 to 2.50	1	3,153,000.00	0.34%	30	5.8300	2.351300
Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890	2.51 to 2.75	3	77,500,000.00	8.24%	29	5.9239	2.675742
							2.76 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Alabama	2	2,979,551.00	0.32%	28	5.6951	2.038858	Utah	1	15,601,820.39	1.66%	30	6.8100	1.734600
California	31	92,289,899.33	9.81%	29	6.4590	1.970488	Virginia	12	74,313,638.41	7.90%	27	6.7673	1.428629
Connecticut	2	6,837,588.24	0.73%	29	6.5709	1.410919	Washington	1	30,000,000.00	3.19%	29	5.5850	2.621500
Florida	12	103,355,388.77	10.99%	27	6.7235	1.499320	Wisconsin	2	12,676,000.00	1.35%	29	5.7721	2.132024
Georgia	3	75,088,470.59	7.98%	30	7.7059	1.679169	Totals	127	940,400,032.11	100.00%	28	6.4744	1.807890
Hawaii	1	60,300,000.00	6.41%	29	6.7130	1.738200
									Property Type³
Illinois	4	25,700,000.00	2.73%	30	6.8472	0.938568
Kentucky	2	4,929,000.00	0.52%	29	5.8527	2.273039		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Louisiana	4	3,150,000.00	0.33%	30	5.6600	2.130100		Properties	Balance	Agg. Bal.			DSCR¹
Maryland	3	62,568,000.00	6.65%	29	6.3666	2.077924	Industrial	16	212,341,203.14	22.58%	29	6.5448	1.916830
Massachusetts	1	2,210,000.00	0.24%	30	5.6600	2.130100	Lodging	5	98,708,095.94	10.50%	28	6.7885	1.668870
Michigan	2	14,040,000.00	1.49%	29	6.6698	1.170419	Mixed Use	2	58,610,531.34	6.23%	26	7.2255	1.474531
Mississippi	1	2,770,763.00	0.29%	27	5.7108	1.998100	Office	25	250,836,126.67	26.67%	27	6.1395	1.728713
Missouri	1	5,250,000.00	0.56%	29	6.7300	1.113200	Other	3	23,500,000.00	2.50%	29	6.7300	1.113200
Nevada	4	24,178,850.67	2.57%	26	5.9118	1.452889	Retail	76	296,404,074.76	31.52%	29	6.4340	1.929282
New Jersey	3	17,232,068.00	1.83%	27	5.7108	1.998100	Totals	127	940,400,032.11	100.00%	28	6.4744	1.807890
New Mexico	1	556,800.00	0.06%	28	5.8930	2.134100
New York	4	131,466,531.34	13.98%	27	6.4903	1.879612
North Carolina	5	20,256,502.80	2.15%	29	6.3521	1.932540
Ohio	5	71,144,013.10	7.57%	26	5.5650	1.951238
Oklahoma	2	16,618,588.24	1.77%	29	6.1380	2.221000
Pennsylvania	6	24,967,708.00	2.66%	29	5.9892	2.158394
South Carolina	2	20,512,517.98	2.18%	30	6.7579	1.747099
Tennessee	1	785,296.00	0.08%	27	5.7108	1.998100
Texas	9	18,621,036.00	1.98%	28	5.7422	2.087529

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg	# Of	Scheduled	% Of	Weighted Avg
	Note Rate				WAM²	WAC		Seasoning		WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹	Loans	Balance	Agg. Bal.	DSCR¹
	5.1489% or less	1	46,700,000.00	4.97%	25	5.1400	1.969200		No outstanding loans in this group
	5.1499% to 5.750%	3	117,750,000.00	12.52%	29	5.6578	2.211297
	5.7501% to 6.000%	6	140,820,027.14	14.97%	27	5.8919	2.041449
	6.0001% to 6.250%	3	97,500,000.00	10.37%	29	6.1380	2.459231
	6.2501% to 6.750%	4	172,100,000.00	18.30%	28	6.7118	1.494726
	6.7501% to 7.000%	7	234,848,234.94	24.97%	29	6.8252	1.609844
	7.0001% or greater	6	130,681,770.03	13.90%	29	7.6226	1.417448
	Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.											Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	54 months or less	30	940,400,032.11	100.00%	28	6.4744	1.807890	Interest Only	22	773,375,000.00	82.24%	28	6.3905	1.862362
	55 months or greater	0	0.00	0.00%	0	0.0000	0.000000	296 months or less	2	33,610,531.62	3.57%	26	7.4900	1.429143
	Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890	297 months or greater	6	133,414,500.49	14.19%	29	6.7050	1.587541
								Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		7	130,660,202.43	13.89%	29	6.5012	2.033419			No outstanding loans in this group
	Totals	30	940,400,032.11	100.00%	28	6.4744	1.807890

(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	327270001	IN	Various	Various	Actual/360	6.810%	276,968.47	49,327.25	0.00	N/A	04/06/28	--	48,805,015.96	48,755,688.71	10/06/25
1A	327270101				Actual/360	6.810%	166,181.08	29,596.35	0.00	N/A	04/06/28	--	29,283,009.61	29,253,413.26	10/06/25
1B	327270201				Actual/360	6.810%	110,787.39	19,730.90	0.00	N/A	04/06/28	--	19,522,006.34	19,502,275.44	10/06/25
2	310963899	Various Various		Various	Actual/360	6.138%	255,750.00	0.00	0.00	N/A	03/11/28	--	50,000,000.00	50,000,000.00	10/11/25
2A	310963967				Actual/360	6.138%	140,662.50	0.00	0.00	N/A	03/11/28	--	27,500,000.00	27,500,000.00	10/11/25
2B	310964017				Actual/360	6.138%	102,300.00	0.00	0.00	N/A	03/11/28	--	20,000,000.00	20,000,000.00	10/11/25
3	327270003	OF	Various	Various	Actual/360	5.875%	88,532.98	18,083,333.00	0.00	N/A	02/06/28	--	18,083,333.00	0.00	10/06/25
3A	327270103				Actual/360	5.875%	48,958.33	10,000,000.00	0.00	N/A	02/06/28	--	10,000,000.00	0.00	10/06/25
3B	310963533				Actual/360	5.875%	88,532.98	18,083,333.00	0.00	N/A	02/06/28	--	18,083,333.00	0.00	10/06/25
3C	310963761				Actual/360	5.875%	48,958.33	10,000,000.00	0.00	N/A	02/06/28	--	10,000,000.00	0.00	10/06/25
3D	327270203				Actual/360	5.875%	97,916.67	20,000,000.00	0.00	N/A	02/06/28	--	20,000,000.00	0.00	10/06/25
3E	327270303				Actual/360	5.875%	24,887.15	5,083,333.00	0.00	N/A	02/06/28	--	5,083,333.00	0.00	10/06/25
4	327270004	RT	Valley Stream	NY	Actual/360	5.899%	245,791.67	0.00	0.00	N/A	01/06/28	--	50,000,000.00	50,000,000.00	10/06/25
4A	327270104				Actual/360	5.899%	49,158.33	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	10/06/25
4B	327270204				Actual/360	5.899%	49,158.33	0.00	0.00	N/A	01/06/28	--	10,000,000.00	10,000,000.00	10/06/25
5	310963643	OF	Orlando	FL	Actual/360	6.809%	397,191.67	0.00	0.00	N/A	01/11/28	--	70,000,000.00	70,000,000.00	10/11/25
6	221007063	Various Various		VA	Actual/360	6.695%	362,645.83	0.00	0.00	N/A	01/01/28	--	65,000,000.00	65,000,000.00	10/01/25
7	221007977	RT	Macon	GA	Actual/360	7.875%	426,562.50	0.00	0.00	N/A	04/01/28	--	65,000,000.00	65,000,000.00	10/01/25
8	310963540	LO	Honolulu	HI	Actual/360	6.713%	337,328.25	0.00	0.00	N/A	03/11/28	--	60,300,000.00	60,300,000.00	10/11/25
9	327270009	Various Various		Various	Actual/360	5.660%	228,758.33	0.00	0.00	N/A	04/01/28	--	48,500,000.00	48,500,000.00	10/01/25
10	221007815	Various Various		Various	Actual/360	5.893%	230,180.58	0.00	0.00	N/A	02/01/28	--	46,872,000.00	46,872,000.00	10/01/25
11	221006605	OF	Columbus	OH	Actual/360	5.140%	200,031.67	0.00	0.00	N/A	11/05/27	--	46,700,000.00	46,700,000.00	10/05/25
12	300802343	Various Various		Various	Actual/360	5.711%	186,790.75	0.00	0.00	N/A	01/01/28	--	39,250,000.00	39,250,000.00	10/01/25
13	310963460	IN	Landover	MD	Actual/360	6.852%	205,560.00	0.00	0.00	N/A	03/11/28	--	36,000,000.00	36,000,000.00	10/11/25
14	310964019	MU	New York	NY	Actual/360	7.490%	120,049.95	27,618.22	0.00	N/A	12/06/27	--	19,233,636.11	19,206,017.89	10/06/25
14A	310964102				Actual/360	7.490%	90,037.46	20,713.66	0.00	N/A	12/06/27	--	14,425,227.39	14,404,513.73	10/06/25
15	221007432	OF	Seattle	WA	Actual/360	5.585%	139,625.00	0.00	0.00	N/A	03/09/28	--	30,000,000.00	30,000,000.00	10/09/25
16	327270016	MU	New York	NY	Actual/360	6.870%	143,125.00	0.00	0.00	N/A	01/01/28	--	25,000,000.00	25,000,000.00	10/01/25

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
17	327270017	98	Various	Various	Actual/360	6.730%	131,795.83	0.00	0.00	N/A	03/06/28	--	23,500,000.00	23,500,000.00	10/06/25
18	310963370	LO	Orlando	FL	Actual/360	6.737%	130,810.08	0.00	0.00	N/A	01/11/28	--	23,300,000.00	23,300,000.00	10/11/25
19	310962928	OF	Las Vegas	NV	Actual/360	5.875%	101,918.19	22,304.74	0.00	N/A	12/11/27	--	20,817,331.88	20,795,027.14	10/11/25
20	327270020	RT	Chicago	IL	Actual/360	7.210%	112,956.67	0.00	0.00	N/A	04/06/28	--	18,800,000.00	18,800,000.00	10/06/25
21	310962530	LO	Blacksburg	VA	Actual/360	7.357%	53,825.43	8,224.96	0.00	N/A	12/11/27	--	8,779,463.37	8,771,238.41	10/11/25
22	310962202	LO	Signal Hill	CA	Actual/360	6.910%	36,526.17	6,326.32	0.00	N/A	03/11/28	--	6,343,183.85	6,336,857.53	10/11/25
23	327270023	RT	Thomaston	GA	Actual/360	7.210%	27,037.50	0.00	0.00	N/A	04/06/28	--	4,500,000.00	4,500,000.00	10/06/25
24	327270024	IN	Carrollton	KY	Actual/360	5.830%	15,318.32	0.00	0.00	N/A	04/06/28	--	3,153,000.00	3,153,000.00	10/06/25
Totals							5,472,619.39	81,433,841.40	0.00				1,021,833,873.51	940,400,032.11
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	22,156,842.00	11,355,382.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	60,676,080.00	46,920,872.00	01/01/24	09/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	41,700,740.81	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3E	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	50,442,621.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	11,676,441.00	6,839,147.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,696,951.34	3,390,481.14	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7	8,788,938.52	4,593,180.92	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
8	8,967,452.42	8,196,146.18	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
9	5,898,873.61	2,988,340.11	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,983,531.57	3,030,465.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,750,737.00	3,939,743.27	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,787,224.51	2,399,025.40	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,377,564.09	2,671,597.26	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14	19,779,530.00	8,512,851.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
14A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	24,933,858.59	14,337,716.80	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,859,647.44	1,045,710.23	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
17	1,790,000.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	2,743,295.65	2,834,176.50	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,035,514.59	514,301.63	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,196,969.46	369,090.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,340,861.33	1,406,553.52	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
22	887,180.98	966,856.15	07/01/24	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
23	784,140.24	163,601.06	01/01/25	03/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
24	449,160.00	230,119.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	299,704,156.15	126,705,356.44				0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

		Principal Prepayment Detail

			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
3	327270003	18,083,333.00	Payoff w/ yield maintenance	0.00	766,464.68
3A	327270103	10,000,000.00	Payoff w/ yield maintenance	0.00	423,851.48
3B	310963533	18,083,333.00	Payoff w/ yield maintenance	0.00	766,464.68
3C	310963761	10,000,000.00	Payoff w/ yield maintenance	0.00	423,851.48
3D	327270203	20,000,000.00	Payoff w/ yield maintenance	0.00	847,703.05
3E	327270303	5,083,333.00	Payoff w/ yield maintenance	0.00	215,457.78
Totals		81,249,999.00		0.00	3,443,793.15
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/20/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6	81,249,999.00	6.474405%	6.430789%	28
09/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.426821%	6.385515%	29
08/15/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.426892%	6.385590%	30
07/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.426962%	6.385663%	31
06/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427046%	6.385752%	32
05/16/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427115%	6.385825%	33
04/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427198%	6.409748%	34
03/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427267%	6.409817%	35
02/18/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427378%	6.409929%	36
01/17/25	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427445%	6.409996%	37
12/17/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427512%	6.410063%	38
11/18/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.427604%	6.410155%	39
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
No delinquent loans this period
1 Mortgage Loan Status								2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon				1 - Modification	6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon				2 - Foreclosure	7 - REO		11- Full Payoff
Delinquent								3 - Bankruptcy	8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
								4 - Extension	9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
								5 - Note Sale	98 - Other

Note: Outstanding P & I Advances include the current period advance.

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		940,400,032	940,400,032		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		0	0		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-25	940,400,032	940,400,032	0	0	0	0
Sep-25	1,021,833,874	1,021,833,874	0	0	0	0
Aug-25	1,021,984,941	1,021,984,941	0	0	0	0
Jul-25	1,022,135,116	1,022,135,116	0	0	0	0
Jun-25	1,022,316,184	1,022,316,184	0	0	0	0
May-25	1,022,464,401	1,022,464,401	0	0	0	0
Apr-25	1,022,643,585	1,022,643,585	0	0	0	0
Mar-25	1,022,789,868	1,022,789,868	0	0	0	0
Feb-25	1,023,031,036	1,023,031,036	0	0	0	0
Jan-25	1,023,175,029	1,023,175,029	0	0	0	0
Dec-24	1,023,318,172	1,023,318,172	0	0	0	0
Nov-24	1,023,471,168	1,023,471,168	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	310963899	50,000,000.00	50,000,000.00	1,051,080,000.00	--	44,259,967.00	2.22100	09/30/24	03/11/28	I/O
2A	310963967	27,500,000.00	27,500,000.00		--	60,806,686.84	2.71000	--	03/11/28	I/O
2B	310964017	20,000,000.00	20,000,000.00		--	60,806,686.84	2.71000	--	03/11/28	I/O
Totals		97,500,000.00	97,500,000.00	1,051,080,000.00		165,873,340.68

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
2	310963899	Various	Various	05/09/25	11

Loan transferred to SS on 3/25 due to default associated with properties with a total ALA representing over 40% of total ALA having been rejected in BK court. The Loan is a $425MM 1st lien, fixed-rate, interest-only, mortgage loan. The $425MM

Loan is comprised of 9 notes, secured by fee & leasehold interest in 42, primarily grocery store properties. The 42 Properties, were 100% leased to six tenants, pursuant to triple net ( NNN ) leases, consisted of 31 retail Properties, 7 industrial, and 4 of fice Properties located in 8 states. In 3Q24, the tenants in the 3 largest properties filed BK. The BK's ultimately resulted in the rejection of leases on 9 of the pools 42 properties by 3/31/25. Those lease rejections represented 45% of the Loan's A LA. The Borrower contacted the Master in 3/25 and self-reported. The 2023 UW appraisals have go dark values that allow the Trust to quantify the potential diminution of value associated with the subject buildings going dark.

The Borrower entered in to a 6-mos. forbearance, which requires the Loan remains current, while the Borrower works to get below the 40% level. Lender has approved modification that will provide an immediate $72MM payment guarantee to cover a portion of the diminution in val ue caused by the 9 buildings going dark and retaining an LTV of 40.4%, in return from increasing the 40% ALA default level to 50%. Borrower will incentivize the Borrower to lease or sell the dark properties ASAP. Anticipate closing of modification in

2A	310963967	Various	Various	05/09/25	11

Loan transferred to SS on 3/25 due to default associated with properties with a total ALA representing over 40% of total ALA having been rejected in BK court. The Loan is a $425MM 1st lien, fixed-rate, interest-only, mortgage loan. The $425MM

Loan is comprised of 9 notes, secured by fee & leasehold interest in 42, primarily grocery store properties. The 42 Properties, were 100% leased to six tenants, pursuant to triple net ( NNN ) leases, consisted of 31 retail Properties, 7 industrial, and 4 of fice Properties located in 8 states. In 3Q24, the tenants in the 3 largest properties filed BK. The BK's ultimately resulted in the rejection of leases on 9 of the pools 42 properties by 3/31/25. Those lease rejections represented 45% of the Loan's A LA. The Borrower contacted the Master in 3/25 and self-reported. The 2023 UW appraisals have go dark values that allow the Trust to quantify the potential diminution of value associated with the subject buildings going dark.

The Borrower entered in to a 6-mos. forbearance, which requires the Loan remains current, while the Borrower works to get below the 40% level. Lender has approved modification that will provide an immediate $72MM payment guarantee to cover a portion of the diminution in val ue caused by the 9 buildings going dark and retaining an LTV of 40.4%, in return from increasing the 40% ALA default level to 50%. Borrower will incentivize the Borrower to lease or sell the dark properties ASAP. Anticipate closing of modification in

2B	310964017	Various	Various	05/09/25	11

Loan transferred to SS on 3/25 due to default associated with properties with a total ALA representing over 40% of total ALA having been rejected in BK court. The Loan is a $425MM 1st lien, fixed-rate, interest-only, mortgage loan. The $425MM

Loan is comprised of 9 notes, secured by fee & leasehold interest in 42, primarily grocery store properties. The 42 Properties, were 100% leased to six tenants, pursuant to triple net ( NNN ) leases, consisted of 31 retail Properties, 7 industrial, and 4 office Properties located in 8 states. In 3Q24, the tenants in the 3 largest properties filed BK. The BK's ultimately resulted in the rejection of leases on 9 of the pools 42 properties by 3/31/25. Those lease rejections represented 45% of the Loan's A LA. The Borrower contacted the Master in 3/25 and self-reported. The 2023 UW appraisals have go dark values that allow the Trust to quantify the potential diminution of value associated with the subject buildings going dark.

The Borrower entered in to a 6-mos. forbearance, which requires the Loan remains current, while the Borrower works to get below the 40% level. Lender has approved modification that will provide an immediate $72MM payment guarantee to cover a portion of the diminution in val ue caused by the 9 buildings going dark and retaining an LTV of 40.4%, in return from increasing the 40% ALA default level to 50%. Borrower will incentivize the Borrower to lease or sell the dark properties ASAP. Anticipate closing of modification in

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.								Page 25 of 29

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 29

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 27 of 29

Interest Shortfall Detail - Collateral Level

				Special Servicing Fees								Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
No interest shortfalls this period
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.

© 2021 Computershare. All rights reserved. Confidential.												Page 28 of 29

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 29 of 29